INVENTORIES (Details Textual) - CNY (¥)	Sep. 30, 2016	Sep. 30, 2015
Finished goods	¥ 39,426,000	¥ 65,080,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	36,436	27,323,000
Debtor [Member]
Finished goods	¥ 3,681,000	¥ 6,198,000